Shareholder Report, Average Annual Return (Details) 74200026600_Franklin LifeSmart 2030 Retirement Target Fund_Advisor Class_TSR Annual {Advisor Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		16.42%	7.16%	7.86%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Blended Benchmark†
Average Annual Return, Percent	[1]	16.81%	6.53%	8.14%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.